Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Revenues	$ 2,500
Operating expenses:
Research and development expenses	326,217	3,605	163,405	3,390
General and administrative expenses	880,874	93,755	2,200,177	121,649
Total operating expenses	1,207,091	97,360	2,363,582	125,039
Loss from operations	(1,207,091)	(97,360)	(2,363,582)	(125,039)
Net loss before provision for income taxes	(1,204,591)	(97,360)	(2,363,582)	(125,039)
Provision for income taxes
Net loss	$ (1,204,591)	$ (97,360)	$ (2,363,582)	$ (125,039)
Net loss per common share:
Basic and diluted	$ (0.05)	$ (0.00)	$ (0.10)	$ (0.01)
Weighted average common shares outstanding:
Basic and diluted	24,868,416	23,118,194	23,541,520	22,749,087